Long-term Debt (Parenthetical) (Detail)	Mar. 31, 2013
Honda Motor Co., Ltd. | 0.76% Japanese yen unsecured bond due 2012
Debt Instrument [Line Items]
Interest rate	0.76%
Subsidiaries | 1.48% Japanese yen unsecured bond due 2012
Debt Instrument [Line Items]
Interest rate	1.48%
Subsidiaries | 0.49% Japanese yen unsecured bond due 2012
Debt Instrument [Line Items]
Interest rate	0.49%
Subsidiaries | 1.31% Japanese yen unsecured bond due 2013
Debt Instrument [Line Items]
Interest rate	1.31%
Subsidiaries | 1.05% Japanese yen unsecured bond due 2014
Debt Instrument [Line Items]
Interest rate	1.05%
Subsidiaries | 0.56% Japanese yen unsecured bond due 2015
Debt Instrument [Line Items]
Interest rate	0.56%
Subsidiaries | 0.59% Japanese yen unsecured bond due 2015
Debt Instrument [Line Items]
Interest rate	0.59%
Subsidiaries | 0.47% Japanese yen unsecured bond due 2016
Debt Instrument [Line Items]
Interest rate	0.47%
Subsidiaries | 0.48% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Interest rate	0.48%
Subsidiaries | 0.37% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Interest rate	0.37%
Subsidiaries | 0.35% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Interest rate	0.35%
Subsidiaries | 0.27% Japanese yen unsecured bond due 2018
Debt Instrument [Line Items]
Interest rate	0.27%
Subsidiaries | 0.59% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Interest rate	0.59%
Subsidiaries | 0.56% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Interest rate	0.56%
Subsidiaries | 0.55% Japanese yen unsecured bond due 2020
Debt Instrument [Line Items]
Interest rate	0.55%